CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
15) CASH AND CASH EQUIVALENTS

	Thousands of U.S. dollars
	2021	2022
Cash at bank and in hand	93,464	46,130
Short-term financial investments (*)	35,360	36,797
Total	128,824	82,927

(*)    “Short-term financial investments” comprises short-term fixed-income securities in Brazil, which mature in less than 90 days from acquisition date and can be converted into cash immediately and accrue interest pegged to the CDI.